OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of other liabilities

	As of December 31,
Current	2023	2022
Deferred revenues on prepaid credit	7,956	8,156
Deferred revenues on connection fees and international capacity leases	1,724	4,200
Debt for acquisition of NYSSA	567	613
Companies under section 33 - Law No. 19,550 and related parties (Note 27.b)	2,358	—
Funds to be paid to customers	7,219	1,610
Other	636	867
	20,460	15,446
Non-current
Deferred revenues on connection fees and international capacity leases	1,526	2,602
Pension benefits	2,249	2,736
Debt for acquisition of NYSSA	4,133	—
Companies under section 33 - Law No. 19,550 and related parties (Note 27.b)	1,026	1,614
Other	108	1,173
	9,042	8,125
Total Other liabilities	29,502	23,571

Schedule of movements in the pension benefits

	Years ended
	December 31,
	2023	2022
At the beginning of the year	2,736	3,924
Service cost (*)	151	166
Interest cost (**)	1,856	1,267
Actuarial results (***)	420	(87)
RECPAM	(2,914)	(2,534)
At the end of the year	2,249	2,736
(*)	Included in Employee benefit expenses and severance payments.
(**)	Included in Other Financial result, net.
(***)	Included in Other comprehensive income (loss).